Expense Example	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 1 Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 3 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 5 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class 10 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 1 Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 3 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 5 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A 10 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 1 Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 3 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 5 Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C 10 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 1 Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 3 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 5 Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C 10 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 1 Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 3 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 5 Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C 10 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 1 Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 3 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 5 Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I 10 Years
USD ($)	51	169	298	673	275	390	516	883	36	121	215	489	385	514	654	1,062	238	431	745	1,429	47	148	258	579	397	551	718	1,202	251	468	808	1,565	59	186	324	726	388	523	670	1,097	242	440	761	1,463	50	157	274	616